Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalent
Short-term deposits	$ 9,965	$ 76,504
Current bank accounts	90,368	14,365
Total	$ 100,333	$ 90,869	$ 15,818	$ 7,338